Offerings - Offering: 1	Mar. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	6,380,429
Proposed Maximum Offering Price per Unit	31.13
Maximum Aggregate Offering Price	$ 198,622,754.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,429.80
Offering Note	This Registration Statement on Form S-8 covers 6,380,429 ordinary shares, par value $0.01 per share (“Ordinary Shares”), of Versigent Limited (the “Registrant”) authorized for issuance under the Versigent PLC 2026 Long-Term Incentive Plan (the “Plan”) (the “LTIP Plan”).

Pursuant to Rule 416(a) under the Securities Act, any additional Ordinary Shares that may become issuable under the LTIP Plan by reason of any stock split, stock dividend or similar transaction involving the Ordinary Shares.

Computed pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for purposes of computing the registration fee, based on the average of the high and low prices reported for a share on the New York Stock Exchange on March 30, 2026.

The Registrant does not have fee offsets.